Note 5 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings Subsequently Defaulted (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of contracts, subsequently defaulted	0	0
Recorded investment, subsequently defaulted	$ 36,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts, subsequently defaulted		1
Recorded investment, subsequently defaulted		$ 19,000